Schedule of Intangible Assets (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Total intangible assets	¥ 25,306	¥ 7,565
Less: Accumulated amortization	(3,239)	(461)
Total intangible assets, net	22,067	7,104
Patents [Member]
Intangible Asset, Finite-Lived [Line Items]
Total intangible assets	2,453	2,101
Trademarks [Member]
Intangible Asset, Finite-Lived [Line Items]
Total intangible assets	422	773
Software [Member]
Intangible Asset, Finite-Lived [Line Items]
Total intangible assets	16,753
Software – Work-in-progress [Member]
Intangible Asset, Finite-Lived [Line Items]
Total intangible assets	¥ 5,678	¥ 4,691